SHARE BASED PAYMENT LIABILITIES - Change in Share Based Payment Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes In Liabilities From Share-Based Payment Transactions [Roll Forward]
Opening liability	$ 55,257	$ 4,276
Share based payment expense	10,457	9,307
Modification of share based payment	0	42,948
Foreign currency translation recorded in OCI	(58,462)	(16,208)
Total share based payment liability	34,363	55,257
Current portion of share based payment liability	25,745	36,783
Long term share based payment liability	8,618	18,474
DSU's and Phantom share units
Changes In Liabilities From Share-Based Payment Transactions [Roll Forward]
Redeemed RSUs, PSUs, DSUs and phantom share units (cash payments)	(31,907)	(2,453)
Foreign currency translation recorded in OCI	$ 556	$ 1,179